Share-Based Compensation - Share Options Rollforward (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (shares)	5,936,239
Granted (shares)		266,675
Exercised (in shares)		(19,367)
Canceled or forfeited (shares)		(252,336)
Ending balance (shares)	5,931,211		5,936,239
Exercisable (shares)	1,939,607
Vested and expected to vest (shares)	5,931,211
Weighted-Average Exercise Price
Beginning balance weighted average exercise price (usd per share)	$ 17.71
Granted weighted average exercise price (usd per share)	9.78
Exercised weighted average exercise price (usd per share)	3.23
Canceled or forfeited weighted average exercise price (usd per share)	22.17
Ending balance weighted average exercise price (usd per share)	17.22		$ 17.71
Exercisable weighted average exercise price (usd per share)	17.71
Vested and expected to vest weighted average exercise price (usd per share)	$ 17.22
Weighted-Average Remaining Contractual Term (Years)
Weighted average contractual term outstanding (years)	8 years 6 months		9 years
Weighted average contractual term exercisable (years)	7 years 8 months 12 days
Weighted average contractual term vested and expected to vest (years)	8 years 6 months
Aggregate Intrinsic Value
Options outstanding (aggregate intrinsic value)	$ 21,749,000		$ 11,873,000
Options exercisable (aggregate intrinsic value)	9,377,000
Options vested and expected to vest (aggregate intrinsic value)	$ 21,749,000